Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation
Schedule of taxation, comprehensive income

	2025	2024	2023
	$m	$m	$m
Current tax
Current year	2,199	2,314	2,417
Pillar Two income tax charge	194	238	–
Adjustment to prior years	(60)	(107)	28
Total	2,333	2,445	2,445
Deferred tax
Origination and reversal of temporary differences	(117)	(818)	(1,473)
Adjustment to prior years	(47)	23	(34)
Total	(164)	(795)	(1,507)
Taxation charge recognised in the profit for the year	2,169	1,650	938

Taxation (charge)/credit recognised in Other comprehensive income is as follows:

	2025	2024	2023
	$m	$m	$m
Current and deferred tax
Items that will not be reclassified to profit and loss:
Remeasurement of the defined benefit liability	(69)	(23)	102
Equity investments measured at fair value through Other comprehensive income	(25)	(20)	(1)
Total	(94)	(43)	101
Items that may be reclassified subsequently to profit and loss:
Foreign exchange arising on designated liabilities in net investment hedges	(66)	28	(24)
Fair value movement on cash flow hedges	16	(3)	12
Total	(50)	25	(12)
Taxation (charge)/credit recognised in Other comprehensive income	(144)	(18)	89

Schedule of tax reconciliation to UK statutory rate

	2025	2024	2023
	$m	$m	$m
Profit before tax	12,402	8,691	6,899
Notional taxation charge at UK corporation tax rate of 25% (2024: 25%; 2023: 23.5%)	3,101	2,173	1,621
Differences in effective overseas tax rates	(168)	(60)	(224)
Deferred tax credit relating to change in tax rates[1]	(23)	(24)	(66)
Unrecognised deferred tax asset[2]	86	104	341
Items not deductible for tax purposes	101	64	46
Intellectual Property incentive regimes[3]	(655)	(561)	(367)
Pillar Two income taxes	194	238	–
Other items[4]	(360)	(200)	(406)
Adjustments to prior periods	(107)	(84)	(7)
Total tax charge for the year	2,169	1,650	938

1	The 2023 item relates to the impact of the difference in the UK current and deferred tax rates during 2023.
2	This includes the non-recognition of deferred tax assets where it is not probable that there will be sufficient forecast future profits to utilise the assets.
3	The Group receives intellectual property incentives in certain jurisdictions.
4	Other items in 2025 includes the release of tax provisions due to updates to estimates of prior period tax liabilities following settlements with tax authorities and the expiry of the relevant statute of limitations, and the impact of internal transfers of assets. Other items in 2024 includes a net credit following internal transfers of assets. Other items in 2023 include a favourable adjustment of $828m to deferred taxes arising from a UK company undertaking an intragroup purchase of certain intellectual property offset by a charge of $422m mainly relating to updates to tax liabilities following progress of reviews by tax authorities, administrative appeal processes and adjustments arising on expiry of the relevant statute of limitations (see Note 30 for more details).

Schedule of current tax balances

	2025	2024
	$m	$m
Non-current income tax receivable	1,391	–
Current income tax receivable	1,158	1,859
Total income tax receivable	2,549	1,859
Current income tax payable	(1,084)	(1,406)
Non-current income tax payable	(700)	(238)
Total income tax payable	(1,784)	(1,644)
Net income tax receivable	765	215

Schedule of movements in deferred tax balances

The total movement in the net deferred tax balance in the year was $277m. The movements are as follows:

	Intangibles,		Elimination of			Losses and
	Property, plant		unrealised profit	Untaxed		tax credits	Accrued
	and equipment		on inventory	reserves	[1]	carried forward	expenses	Other	Total
	$m		$m	$m		$m	$m	$m	$m
Net deferred tax balance at 1 January 2024	(2,491)		2,386	(660)		1,106	889	644	1,874
Income statement	803		238	(186)		36	74	(170)	795
Other comprehensive income	34		–	–		–	–	(42)	(8)
Equity	–		–	–		–	–	(28)	(28)
Additions and disposals	(605)		–	–		127	2	(1)	(477)
Exchange	93		(152)	68		(70)	(40)	(13)	(114)
Net deferred tax balance at 31 December 2024	(2,166)		2,472	(778)		1,199	925	390	2,042
Income statement	33		45	(46)		87	52	(7)	164
Other comprehensive income	(32)		–	–		–	–	(59)	(91)
Equity	–		–	–		–	–	105	105
Exchange	(92)		162	(147)		105	46	25	99
Net deferred tax balance at 31 December 2025²	(2,257)	[3]	2,679	(971)		1,391	1,023	454	2,319

1	Untaxed reserves relate to taxable profits where the tax liability is deferred to later periods.
2	The Group recognises deferred tax assets to the extent that there are either taxable temporary differences or that it is probable that sufficient future taxable profits will arise, against which these deductible temporary differences can be utilised. The US includes a net deferred tax asset of $94m as at 31 December 2025 which includes tax losses and other deductible temporary differences. The Group has performed an assessment of recovery of deferred tax assets and the Group has forecasted future taxable profits for relevant entities and considers that it is probable that sufficient future taxable profits will arise against which these deductible temporary differences can be utilised within 10 years. In arriving at these forecasts, the Group has reviewed the Group-level budgets and forecasts and the ability of relevant entities to generate future income from developing and commercialising products. Assessing the availability of future taxable income to support recognition of deferred tax assets relies upon our Group forecasts and changes in these Group forecasts will impact the recoverability of deferred tax assets. To the extent that there are neither taxable temporary differences nor sufficient taxable profits, no deferred tax asset is recognised and details of unrecognised deferred tax assets are included in the table below.
3	Includes deferred tax assets of $178m on liabilities in respect of intangibles and $327m on lease liabilities in respect of right-of-use assets.

Schedule of net deferred tax balance

The net deferred tax balance, before the offset of balances within countries, consists of:

	Intangibles,	Elimination of		Losses and
	Property, plant	unrealised profit	Untaxed	tax credits	Accrued
	and equipment	on inventory	reserves	carried forward	expenses	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Deferred tax assets at 31 December 2024	1,781	2,472	–	1,221	1,039	688	7,201
Deferred tax liabilities at 31 December 2024	(3,947)	–	(778)	(22)	(114)	(298)	(5,159)
Net deferred tax balance at 31 December 2024	(2,166)	2,472	(778)	1,199	925	390	2,042
Deferred tax assets at 31 December 2025	2,020	2,679	3	1,424	1,201	672	7,999
Deferred tax liabilities at 31 December 2025	(4,277)	–	(974)	(33)	(178)	(218)	(5,680)
Net deferred tax balance at 31 December 2025	(2,257)	2,679	(971)	1,391	1,023	454	2,319

Analysed in the Consolidated Statement of Financial Position, after offset of balances within countries, as follows:

	2025	2024
	$m	$m
Deferred tax assets	5,819	5,347
Deferred tax liabilities	(3,500)	(3,305)
Net deferred tax balance	2,319	2,042

Schedule of unrecognised deferred tax assets

	2025	2025	2024	2024
	Temporary	Unrecognised	Temporary	Unrecognised
	differences	DTA	differences	DTA
	$m	$m	$m	$m
Temporary differences expiring:
Within 10 years	409	81	161	37
More than 10 years	152	32	217	46
Indefinite	4,460	885	3,883	816
	5,021	998	4,261	899
Tax credits and State tax losses expiring:
Within 10 years		137		162
More than 10 years		386		373
Indefinite		217		89
		740		624
Total		1,738		1,523